BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS.
BORROWINGS

12.    BORROWINGS

		Unsecured
	MACA	bank facilities	Bradesco	Samsung	Asahi	Total
Balance, January 1, 2021	$3,010	$17,516	$2,404	$10,468	$—	$33,398

Borrowings	—	30,574	—	4,900	19,846	55,320
Interest accrued	18	1,047	193	331	147	1,736
Principal repayments	(2,937)	(25,344)	(1,112)	(10,446)	—	(39,839)
Interest payments	(59)	(945)	(246)	(282)	(108)	(1,640)
Foreign exchange	(32)	—	—	—	—	(32)
Balance, December 31, 2021	$—	$22,848	$1,239	$4,971	$19,885	$48,943
Current	$—	$22,848	$961	$3,805	$15,000	$42,614
Non-current	$—	$—	$278	$1,166	$4,885	$6,329

(a)     Unsecured bank facilities

The Company has unsecured, revolving, interest-bearing bank facilities totalling $22.8 million. The unsecured bank facilities are denominated in US dollars (“USD”) and are interest bearing at a weighted average fixed interest rate of 5.35% per annum and are repayable through December 2022.

(b)     Bradesco

On March 11, 2020, the Company received a USD denominated loan from Bradesco in the amount of $10.0 million, with net loan proceeds of $2.5 million as $7.5 million is required to be retained as cash collateral. The loan matures on February 24, 2023 and is required to be repaid in nine quarterly repayments of $1.1 million commencing March 5, 2021. The return of the cash collateral will be proportionate to the quarterly loan repayments, resulting in net quarterly repayments of $0.3 million commencing March 5, 2021. The loan principal bears interest at 3.7% per annum, and the cash collateral earns interest at rates from 1.55% to 2.40% per annum. At December 31, 2021, the principal balance outstanding is $5.6 million (December 31, 2020 - $10 million). Cash collateral of $4.2 million (December 31, 2020 $7.6 - million) has been netted against the outstanding principal balance.

(c)     Samsung

On January 6, 2020, the Company entered an $11.3 million gold doré prepayment agreement with Samsung (the “Agreement”). In consideration of delivery and sale of approximately 3,000 ounces of gold contained in doré per month over a two-year period commencing January 2020 from Tucano, Samsung has agreed to advance $11.3 million (the “Samsung Advance”) to Great Panther. Gold deliveries are sold at a 0.65% discount to the benchmark price of gold at the time of delivery. The Advance is repayable in equal monthly instalments of $0.8 million which commenced December 2020 and continue to January 2022 such that all amounts outstanding to Samsung will be repaid in full. The Advance bears interest at an annual rate of 3-month USD LIBOR plus 5% and is secured by a pledge of all equity interests in Great Panther’s Brazilian subsidiary that owns Tucano. On September 21, 2021, the Company repaid the outstanding balance of $3.2 million on the Samsung Advance, incurring a 3% penalty for early repayment, and releasing the shares held for security. The Agreement also provides Samsung with a right of offer for concentrates produced from Coricancha in certain circumstances.

The Company entered into a $5.0 million lead concentrate prepayment agreement with Samsung (the “Samsung Lead Advance”) on September 21, 2021, and on November 2, 2021, the conditions precedent to funding which included the completion of a pledge of the shares of Great Panther’s Mexican subsidiary, Minera Mexicana El Rosario S.A. de C.V. (“MMR”) were satisfied and funds were received. Under the Concentrate Agreement, Samsung agreed to advance a $5 million prepayment, net of transaction costs, to MMR in consideration for exclusive offtake of the lead concentrate production from the Topia Mine, up to a maximum contract quantity of 5,400 tonnes representing approximately 21 months of production from the mine. The Samsung Lead Advance will be repaid in twelve equal monthly instalments commencing in April 2022 and bears interest at an annual rate of 3-month USD LIBOR plus 6.5%. MMR has a full option for early repayment of the Samsung Lead Advance, subject to a 3% penalty applied to the outstanding balance.

(d)     Asahi

On September 21, 2021, the Company entered into a $20 million gold doré prepayment agreement with Asahi (the “Asahi Advance”). The Asahi Advance is repayable in twelve equal monthly instalments of $1.7 million commencing in April 2022. The Advance bears interest at an annual rate of 1-month USD LIBOR plus 4.75% and is secured by a pledge of all equity interests in Great Panther’s Brazilian subsidiary that owns Tucano. Great Panther has a full option for early repayment of the Advance, subject to a 3% penalty applied to the outstanding balance. Asahi is provided exclusivity on refining and will purchase 100% of Tucano gold production during the term of the agreement. Tucano will sell the equivalent volume of gold equal to the $1.7 million principal repayment at a 0.5% discount to the spot price at the time of sale and the remainder of the production will be sold at spot prices.